FAIR VALUE MEASUREMENTS (Details 2) - Fair Value Measurements Recurring - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Assets:
Debt and mortgage-backed securities available for sale	$ 5,327	$ 13,080
Loans held for sale	112,651
Derivative financial assets	2,267	331
Total assets	120,245	13,411
Liabilities:
Derivative financial liabilities	4,188	331
Total liabilities	4,188	331
Fair Value Inputs Level 2
Assets:
Debt and mortgage-backed securities available for sale	5,327	13,080
Loans held for sale	112,651
Derivative financial assets	2,267	331
Total assets	120,245	13,411
Liabilities:
Derivative financial liabilities	4,188	331
Total liabilities	$ 4,188	$ 331